Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	¥ 1,962,781
Additions	257,402
Acquisition of a subsidiary (Note23)	5,419
Disposals	(2,764)
Disposal of subsidiaries	(459)
At end of period	2,014,904	¥ 1,962,781
Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	1,970,057
At end of period	2,225,932	1,970,057
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(7,276)
At end of period	(211,028)	(7,276)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	1,514,160
Additions	9,220
Acquisition of a subsidiary (Note23)	2,959
Transfers	6,007
Disposals	(797)
At end of period	1,405,036	1,514,160
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	1,518,694
At end of period	1,533,894	1,518,694
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(4,534)
At end of period	(128,858)	(4,534)
Medical equipment
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	358,227
Additions	28,207
Acquisition of a subsidiary (Note23)	2,303
Transfers	1,000
Disposals	(1,023)
Disposal of subsidiaries	(429)
At end of period	338,420	358,227
Medical equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	359,540
At end of period	388,659	359,540
Medical equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(1,313)
At end of period	(50,239)	(1,313)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	54,977
Additions	10,704
Acquisition of a subsidiary (Note23)	157
Transfers	10
Disposals	(562)
Disposal of subsidiaries	(16)
At end of period	41,360	54,977
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	56,087
At end of period	65,961	56,087
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(1,110)
At end of period	(24,601)	(1,110)
Furniture and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	19,693
Additions	2,138
Transfers	42
Disposals	(14)
Disposal of subsidiaries	(14)
At end of period	14,658	19,693
Furniture and vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	20,012
At end of period	21,988	20,012
Furniture and vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(319)
At end of period	(7,330)	(319)
CIP
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	15,724
Additions	207,133
Transfers	(7,059)
Disposals	(368)
At end of period	215,430	15,724
CIP | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	15,724
At end of period	215,430	15,724
Predecessor
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	1,962,781	1,894,925
Additions		183,961
Elimination of Predecessor fair value adjustment arising from the acquisition of Chindex in 2014		(7,243)
Fair value adjustment arising from the Business Combination		(64,599)
Disposals		(2,398)
Depreciation	(207,475)	(185,549)
At end of period	2,014,904	1,962,781
Predecessor | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	1,970,057	2,572,777
At end of period		1,970,057
Predecessor | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(7,276)	(677,852)
At end of period		(7,276)
Predecessor | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	1,514,160	1,056,373
Additions		18,030
Elimination of Predecessor fair value adjustment arising from the acquisition of Chindex in 2014		(7,617)
Fair value adjustment arising from the Business Combination		(91,610)
Transfers		443,089
Disposals		(343)
Depreciation	(126,513)	(102,216)
At end of period	1,405,036	1,514,160
Predecessor | Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	1,518,694	1,434,467
At end of period		1,518,694
Predecessor | Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(4,534)	(378,094)
At end of period		(4,534)
Predecessor | Medical equipment
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	358,227	389,831
Additions		77,495
Fair value adjustment arising from the Business Combination		47,632
Transfers		42
Disposals		(1,594)
Depreciation	(49,865)	(59,915)
At end of period	338,420	358,227
Predecessor | Medical equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	359,540	615,530
At end of period		359,540
Predecessor | Medical equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(1,313)	(225,699)
At end of period		(1,313)
Predecessor | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	54,977	40,715
Additions		18,835
Elimination of Predecessor fair value adjustment arising from the acquisition of Chindex in 2014		374
Fair value adjustment arising from the Business Combination		(13,952)
Transfers		1,038
Disposals		(443)
Depreciation	(23,910)	(18,746)
At end of period	41,360	54,977
Predecessor | Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	56,087	96,493
At end of period		56,087
Predecessor | Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(1,110)	(55,778)
At end of period		(1,110)
Predecessor | Furniture and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	19,693	13,601
Additions		955
Fair value adjustment arising from the Business Combination		(6,669)
Transfers		3,158
Disposals		(18)
Depreciation	(7,187)	(4,672)
At end of period	14,658	19,693
Predecessor | Furniture and vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	20,012	31,882
At end of period		20,012
Predecessor | Furniture and vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	(319)	(18,281)
At end of period		(319)
Predecessor | CIP
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	15,724	394,405
Additions		68,646
Transfers		(447,327)
At end of period	215,430	15,724
Predecessor | CIP | Cost
Reconciliation of changes in property, plant and equipment [abstract]
At beginning of period	¥ 15,724	394,405
At end of period		¥ 15,724